Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
January 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — 98.3%
Banks — 6.6%
92,490 ANZ Group Holdings Ltd. ....... $ 1,746,543
187,632 Banco Bilbao Vizcaya Argentaria SA . 2,136,182
15,050,523 Banco Bradesco SA - Preference Shares 31,213,343
295,576,257 Banco de Chile ................ 36,623,854
503,024 Banco Santander SA ............ 2,577,750
75,964,549 Bank Central Asia Tbk PT ........ 43,883,192
3,554,587 Bank of America Corp. .......... 164,577,378
22,400 Bank of Montreal .............. 2,217,575
37,293 Bank of Nova Scotia (The) ........ 1,908,080
6,392,300 Barclays Plc ................... 23,427,767
32,518 BNP Paribas SA ............... 2,221,294
2,665,903 CaixaBank SA ................. 16,137,662
65,200 Canadian Imperial Bank of Commerce 4,107,104
144,207 Capitec Bank Holdings Ltd. ....... 22,960,497
61,398 Citigroup, Inc. ................ 4,999,639
47,528 Citizens Financial Group, Inc. ..... 2,260,907
62,419 Commonwealth Bank of Australia .. 6,159,647
92,400 DBS Group Holdings Ltd. ........ 3,024,430
726,494 DNB Bank ASA ............... 15,431,228
38,691 Fifth Third Bancorp ............. 1,714,398
801 First Citizens BancShares, Inc. - Class
A ...................... 1,765,957
4,734,636 HDFC Bank Ltd. .............. 92,672,826
665,773 HSBC Holdings Plc ............ 6,953,415
8,544,200 ING Groep NV ................ 142,012,224
622,200 Intesa Sanpaolo SpA ............ 2,693,088
120,000 Japan Post Bank Co. Ltd. ......... 1,241,269
2,327,856 JP Morgan Chase & Co. ......... 622,235,909
7,650 KBC Group NV ............... 586,814
1,989,576 Lloyds Banking Group Plc ........ 1,529,717
15,374,047 Mitsubishi UFJ Financial Group, Inc. 194,426,298
415,400 Mizuho Financial Group, Inc. ..... 11,438,380
96,066 National Australia Bank Ltd. ...... 2,367,225
21,100 National Bank of Canada ......... 1,872,700
176,000 NatWest Group Plc ............. 938,372
143,700 Nordea Bank Abp .............. 1,709,176
112,800 Oversea-Chinese Banking Corp. Ltd. 1,438,740
16,139 PNC Financial Services Group, Inc.
(The) .................... 3,243,132
29,757,467 Public Bank Bhd ............... 28,742,976
60,002 Regions Financial Corp. .......... 1,478,449
412,869 Royal Bank of Canada ........... 50,333,457
49,700 Skandinaviska Enskilda Banken AB -
Class A .................. 704,461
653,995 Sumitomo Mitsui Financial Group,
Inc. ..................... 16,116,469
39,200 Svenska Handelsbanken AB - Class A 433,696
39,200 Swedbank AB - Class A .......... 853,519
56,256 Toronto-Dominion Bank (The) .... 3,209,265
1,369,690 Truist Financial Corp. ........... 65,224,638
55,900 UniCredit SpA ................ 2,567,110
39,700 United Overseas Bank Ltd. ....... 1,091,339
Shares Value
Banks (continued)
96,624 US Bancorp .................. $ 4,616,695
109,748 Wells Fargo & Co. .............. 8,648,142
108,700 Westpac Banking Corp. .......... 2,255,399
1,664,729,327
Communication Services — 9.2%
581,316 Alphabet, Inc. - Class A .......... 118,600,090
4,181,705 Alphabet, Inc. - Class C .......... 859,758,548
196,630 AT&T, Inc. ................... 4,666,030
1,321,509 Auto Trader Group Plc(a)(b) ...... 12,871,312
12,200 BCE, Inc. .................... 290,530
6,170 Charter Communications, Inc. - Class
A(c) ..................... 2,131,673
1,781,920 Comcast Corp. - Class A ......... 59,979,427
171,522 CTS Eventim AG & Co. KGaA .... 16,725,352
3,884,743 Deutsche Telekom AG ........... 130,329,087
15,119 Electronic Arts, Inc. ............. 1,858,276
391,838 Elisa Oyj ..................... 16,866,371
295,475 KDDI Corp. .................. 9,844,047
5,029,310 Koninklijke KPN NV ........... 18,198,668
580,400 LY Corp. ..................... 1,695,307
52,602 Match Group, Inc. .............. 1,877,892
892,590 Meta Platforms, Inc. - Class A ..... 615,155,176
2,498,510 NetEase, Inc. .................. 51,357,376
125,021 Netflix, Inc.(c) ................. 122,115,512
59,588 News Corp. - Class A ............ 1,675,615
174,000 Nintendo Co. Ltd. .............. 11,415,217
5,818,001 Nippon Telegraph & Telephone Corp. 5,727,535
39,300 Orange SA ................... 422,652
893,670 Quebecor, Inc. - Class B ......... 19,836,787
2,026,499 Rightmove Plc ................. 16,675,956
10,675 Rogers Communications, Inc. - Class
B ....................... 293,216
403,100 Singapore Telecommunications Ltd. . 984,920
43,232 Sirius XM Holdings, Inc. ......... 1,038,000
5,371,390 SoftBank Corp. ................ 6,909,019
147,600 SoftBank Group Corp. ........... 9,023,035
105,726 Spotify Technology SA(c) ......... 57,995,997
24,665 Swisscom AG ................. 13,879,964
136,800 Telefonica SA ................. 557,364
180,200 Telstra Group Ltd. .............. 439,939
25,449 T-Mobile US, Inc. .............. 5,928,854
2,588,975 Verizon Communications, Inc. ..... 101,979,725
1,148,000 Vodafone Group Plc ............ 978,033
2,300,082,502
Consumer Discretionary — 12.0%
122,429 Airbnb, Inc. - Class A(c) ......... 16,059,012
14,273 Amadeus IT Group SA .......... 1,044,463
4,181,970 Amazon.com, Inc.(c) ............ 993,970,630
25,700 Aristocrat Leisure Ltd. ........... 1,195,041
796 AutoZone, Inc.(c) .............. 2,666,767
2,985,012 B&M European Value Retail SA ... 11,917,373
85,568 Bandai Namco Holdings, Inc. ..... 2,122,431

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
Consumer Discretionary (continued)
20,900 Bayerische Motoren Werke AG .... $ 1,697,280
15,000 Bayerische Motoren Werke AG -
Preference Shares ........... 1,139,744
35,291 Booking Holdings, Inc. .......... 167,193,230
34,190 BorgWarner, Inc. ............... 1,090,661
134,200 Bridgestone Corp. .............. 4,813,878
2,333,920 Chipotle Mexican Grill, Inc.(c) .... 136,184,232
20,700 Cie Generale des Etablissements
Michelin SCA ............. 719,884
53,619 Compass Group Plc ............. 1,847,410
255,400 Denso Corp. .................. 3,534,354
338,948 Dollarama, Inc. ................ 32,074,530
2,643 Domino's Pizza, Inc. ............ 1,187,024
425,516 DoorDash, Inc. - Class A(c) ....... 80,350,186
8,431 DR Horton, Inc. ............... 1,196,359
36,723 eBay, Inc. .................... 2,478,068
29,276 Etsy, Inc.(c) ................... 1,607,545
5,700 Evolution AB(a)(b) ............. 437,302
9,518 Expedia Group, Inc.(c) .......... 1,627,102
33,104 Fast Retailing Co. Ltd. ........... 10,903,045
5,000 Ferrari NV ................... 2,145,173
274,590 Flutter Entertainment Plc(c) ...... 73,307,292
37,967 General Motors Co. ............. 1,877,848
440,903 Genuine Parts Co. .............. 51,254,974
55,000 H & M Hennes & Mauritz AB - Class
B ....................... 732,754
8,627,801 Hangzhou Robam Appliances Co. Ltd.
- A Shares ................ 24,722,125
964 Hermes International SCA ........ 2,711,404
11,587 Hilton Worldwide Holdings, Inc. ... 2,967,083
387,063 Home Depot, Inc. (The) ......... 159,462,215
873,800 Honda Motor Co. Ltd. .......... 8,270,652
53,473 Industria de Diseno Textil SA ...... 2,902,547
64,100 Isuzu Motors Ltd. .............. 861,785
8,165 Lennar Corp. - Class A .......... 1,071,575
641,918 Lowe's Cos., Inc. ............... 166,924,357
7,551 Lululemon Athletica, Inc.(c) ...... 3,127,624
170,656 LVMH Moet Hennessy Louis Vuitton
SE ...................... 124,818,581
1,101,262 Mahindra & Mahindra Ltd. ....... 37,848,421
9,725 Marriott International, Inc. - Class A 2,825,988
353,104 McDonald's Corp. .............. 101,941,125
2,617,228 Meituan - B Shares(a)(b)(c) ....... 49,812,542
48,126 MercadoLibre, Inc.(c) ........... 92,507,316
24,800 Mercedes-Benz Group AG ........ 1,508,835
15,705 Mohawk Industries, Inc.(c) ....... 1,920,722
127,270 Next Plc ..................... 15,642,717
539,599 NIKE, Inc. - Class B ............ 41,495,163
300 NVR, Inc.(c) .................. 2,404,854
144,422 O'Reilly Automotive, Inc.(c) ...... 186,942,725
166,900 Oriental Land Co. Ltd. .......... 3,750,925
548,892 Panasonic Holdings Corp. ........ 5,600,742
244,577 Pandora A/S .................. 46,792,076
Shares Value
Consumer Discretionary (continued)
3,672 Pool Corp. ................... $ 1,264,086
45,600 Prosus NV ................... 1,741,808
10,656 PulteGroup, Inc. ............... 1,212,440
8,173 Ralph Lauren Corp. ............. 2,040,798
242,063 Ross Stores, Inc. ............... 36,445,005
11,587 Royal Caribbean Cruises Ltd. ...... 3,089,094
108,900 Sekisui House Ltd. ............. 2,502,846
20,350 Shimano, Inc. ................. 2,855,629
1,259,970 Sony Group Corp. .............. 27,806,710
31,646 Starbucks Corp. ................ 3,407,641
84,900 Stellantis NV .................. 1,133,575
26,200 Subaru Corp. ................. 456,388
1,180,400 Sumitomo Electric Industries Ltd. .. 22,052,393
320,000 Suzuki Motor Corp. ............ 3,829,184
30,518 Tapestry, Inc. .................. 2,225,983
51,001 Tesla, Inc.(c) .................. 20,635,005
1,490,231 Titan Co. Ltd. ................. 59,800,878
29,794 TJX Cos., Inc. (The) ............ 3,717,993
1,246,715 Toyota Motor Corp. ............ 23,649,586
1,095,115 Wesfarmers Ltd. ............... 51,584,735
12,675 Yum! Brands, Inc. .............. 1,654,088
1,206,636 Zalando SE(a)(b)(c) ............. 44,968,827
3,015,284,383
Consumer Staples — 5.9%
137,590 Aeon Co. Ltd. ................. 3,333,425
82,579 Ajinomoto Co., Inc. ............ 3,310,376
26,292 Alimentation Couche-Tard, Inc. .... 1,388,455
27,725 Altria Group, Inc. .............. 1,448,077
27,000 Anheuser-Busch InBev SA ........ 1,330,463
324,618 Asahi Group Holdings Ltd. ....... 3,516,047
5,355,965 AVI Ltd. ..................... 28,231,622
733,622 BJ's Wholesale Club Holdings, Inc.(c) 72,665,259
558,462 Clicks Group Ltd. .............. 10,746,104
1,130,213 Coca-Cola Co. (The) ............ 71,745,921
18,000 Coca-Cola Europacific Partners Plc . 1,413,900
30,624 Colgate-Palmolive Co. ........... 2,655,101
55,140 Conagra Brands, Inc. ............ 1,427,575
303,046 Costco Wholesale Corp. ......... 296,948,714
23,500 Danone SA ................... 1,646,057
86,800 Diageo Plc ................... 2,585,811
5,817,481 Fomento Economico Mexicano SAB
de CV - Units ............. 49,497,156
9,678,715 Foshan Haitian Flavouring & Food
Co. Ltd. - A Shares ......... 54,474,851
59,098 General Mills, Inc. .............. 3,554,154
136,444 Hershey Co. (The) .............. 20,364,267
46,200 Imperial Brands Plc ............. 1,558,218
172,252 Japan Tobacco, Inc. ............. 4,388,262
609,873 Jeronimo Martins SGPS SA ....... 12,021,155
97,641 Kao Corp. .................... 3,871,697
1,607,211 Kenvue, Inc. .................. 34,217,522
29,145 Kimberly-Clark Corp. ........... 3,787,976

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
Consumer Staples (continued)
118,500 Kirin Holdings Co. Ltd. ......... $ 1,499,485
520,364 Koninklijke Ahold Delhaize NV .... 18,446,583
10,759 Lamb Weston Holdings, Inc. ...... 644,894
1,329,300 Lion Corp. ................... 14,230,885
8,350 Loblaw Cos. Ltd. ............... 1,045,538
10,892 L'Oreal SA ................... 4,041,282
5,889,908 Marico Ltd. ................... 45,520,426
27,001 Molson Coors Beverage Co. - Class B 1,478,305
37,914 Mondelez International, Inc. - Class A 2,198,633
15,631 Monster Beverage Corp.(c) ........ 761,386
15,187,522 Natura & Co. Holding SA ........ 32,978,783
82,069 Nestle SA .................... 6,970,993
2,296,000 Orkla ASA ................... 21,320,750
254,887 PepsiCo, Inc. .................. 38,408,922
918,807 Philip Morris International, Inc. .... 119,628,671
431,807 Procter & Gamble Co. (The) ...... 71,675,644
4,800,000 Raia Drogasil SA ............... 17,576,852
22,200 Reckitt Benckiser Group Plc ...... 1,468,059
384,878 Target Corp. .................. 53,078,525
358,000 Tesco Plc ..................... 1,647,657
61,036 The Campbell's Company ........ 2,366,366
2,525,479 Unicharm Corp. ............... 19,723,526
1,474,566 Unilever Plc .................. 84,458,782
28,138,223 Uni-President Enterprises Corp. .... 66,809,741
1,629,946 Walmart, Inc. ................. 159,995,499
39,726 Woolworths Group Ltd. .......... 746,909
1,480,851,261
Energy — 2.8%
18,795 Aker BP ASA .................. 392,298
523,776 BP Plc ....................... 2,709,648
467,620 Canadian Natural Resources Ltd. ... 14,205,403
7,035 Cheniere Energy, Inc. ........... 1,573,378
1,798,263 Chevron Corp. ................ 268,282,857
43,612 ConocoPhillips ................ 4,310,174
45,756 Coterra Energy, Inc. ............. 1,268,356
38,691 Devon Energy Corp. ............ 1,319,363
581,973 Diamondback Energy, Inc. ........ 95,653,082
66,328 Enbridge, Inc. ................. 2,868,349
106,200 ENEOS Holdings, Inc. .......... 533,901
86,100 Eni SpA ..................... 1,212,153
27,185 EOG Resources, Inc. ............ 3,419,601
21,700 Equinor ASA .................. 522,618
867,857 Exxon Mobil Corp. ............. 92,713,163
2,011,200 Idemitsu Kosan Co. Ltd. ......... 13,423,080
7,450 Imperial Oil Ltd. ............... 495,539
4,449,933 Kinder Morgan, Inc. ............ 122,284,159
12,207 Marathon Petroleum Corp. ....... 1,778,682
18,700 Pembina Pipeline Corp. .......... 674,994
17,586 Phillips 66 .................... 2,072,862
875,527 Shell Plc ..................... 28,747,713
36,100 Suncor Energy, Inc. ............. 1,354,480
32,066 TC Energy Corp. .............. 1,444,939
Shares Value
Energy (continued)
457,253 TotalEnergies SE ............... $ 26,489,644
8,998 Valero Energy Corp. ............ 1,196,734
33,622 Williams Cos, Inc. (The) ......... 1,863,667
74,635 Woodside Energy Group Ltd. ...... 1,137,496
693,948,333
Financial Services — 8.5%
521,188 3i Group Plc .................. 25,039,625
48,437 Adyen NV(a)(b)(c) ............. 78,182,979
19,110 American Express Co. ........... 6,066,469
4,401 Ameriprise Financial, Inc. ........ 2,391,327
585,028 Bajaj Finance Ltd. .............. 53,046,366
20,483 Bank of New York Mellon Corp. (The) 1,760,104
445,368 Berkshire Hathaway, Inc. - Class B(c) 208,730,621
1,196,174 Blackstone, Inc. ................ 211,854,377
646,706 Block, Inc.(c) ................. 58,733,839
14,120 Capital One Financial Corp. ...... 2,876,385
595,506 CME Group, Inc. .............. 140,849,079
85,100 Deutsche Bank AG ............. 1,665,648
8,459 Deutsche Boerse AG ............ 2,089,694
930,047 Fiserv, Inc.(c) .................. 200,927,354
13,379 Goldman Sachs Group, Inc. (The) .. 8,567,912
246,851 Groupe Bruxelles Lambert NV ..... 17,136,384
492,896 IGM Financial, Inc. ............. 15,814,319
424,100 Industrivarden AB - Class A ....... 15,057,978
86,692 Invesco Ltd. .................. 1,667,087
1,770,341 Investor AB - Class B ............ 50,412,609
1,023,205 KKR & Co., Inc. - Class A ........ 170,946,859
1,273,411 London Stock Exchange Group Plc . 189,493,792
11,300 Macquarie Group Ltd. ........... 1,671,638
401,619 Mastercard, Inc. - Class A ........ 223,071,241
1,012,413 Morgan Stanley ................ 140,148,332
18,208 Northern Trust Corp. ........... 2,044,576
884,100 ORIX Corp. .................. 18,674,690
875 Partners Group Holding AG ...... 1,329,256
17,793 Raymond James Financial, Inc. .... 2,997,765
14,942 State Street Corp. .............. 1,518,406
30,393 Synchrony Financial ............ 2,096,509
810,446 Visa, Inc. - Class A ............. 277,010,443
2,133,873,663
Health Care — 9.8%
912,252 Abbott Laboratories ............. 116,704,398
757,334 AbbVie, Inc. .................. 139,273,723
668,848 Agilent Technologies, Inc. ........ 101,343,849
16,982 Amgen, Inc. .................. 4,847,002
1,299,218 AstraZeneca Plc ................ 182,378,551
32,836 Bio-Techne Corp. .............. 2,415,088
55,442 Bristol-Myers Squibb Co. ......... 3,268,306
15,631 Cardinal Health, Inc. ............ 1,932,929
616,729 Cencora, Inc. ................. 156,778,679
7,190 Charles River Laboratories
International, Inc.(c) ........ 1,184,624
530,953 Chugai Pharmaceutical Co. Ltd. .... 22,892,061

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
Health Care (continued)
10,173 Cigna Group (The) ............. $ 2,992,998
811,739 CSL Ltd. ..................... 140,140,925
44,299 CVS Health Corp. .............. 2,502,008
247,000 Daiichi Sankyo Co. Ltd. ......... 6,886,464
565,614 Danaher Corp. ................ 125,984,862
10,656 DaVita, Inc.(c) ................ 1,877,587
651,516 Dexcom, Inc.(c) ............... 56,571,134
2,079,981 Dr Reddy's Laboratories Ltd. ...... 29,188,456
16,825 Edwards Lifesciences Corp.(c) ..... 1,218,971
105,136 Elevance Health, Inc. ............ 41,602,315
188,802 Eli Lilly & Co. ................ 153,133,526
42,416 Gilead Sciences, Inc. ............ 4,122,835
778,110 GSK Plc ..................... 13,554,363
4,651,729 Guangzhou Kingmed Diagnostics
Group Co. Ltd. - A Shares .... 15,613,344
5,501 HCA Healthcare, Inc. ........... 1,814,835
79,169 Hoya Corp. ................... 10,631,286
5,447 Humana, Inc. ................. 1,597,224
522,028 ICON Plc(c) .................. 103,925,334
546,876 Illumina, Inc.(c) ............... 72,592,320
235,598 Intuitive Surgical, Inc.(c) ......... 134,733,784
389,583 iRhythm Technologies, Inc.(c) ..... 42,406,110
536,600 Johnson & Johnson ............. 81,643,690
69,792 Lonza Group AG ............... 44,254,584
4,699 McKesson Corp. ............... 2,794,730
444,372 Medtronic Plc ................. 40,357,865
1,121,708 Merck & Co., Inc. .............. 110,847,185
3,263 Mettler-Toledo International, Inc.(c) 4,452,168
333,650 Novartis AG .................. 34,925,425
101,882 Novo Nordisk A/S - Class B ....... 8,601,354
267,500 Olympus Corp. ................ 4,059,580
62,900 Ono Pharmaceutical Co. Ltd. ...... 654,372
98,254 Otsuka Holdings Co. Ltd. ........ 5,130,547
259,143 Recordati Industria Chimica e
Farmaceutica SpA .......... 15,746,605
3,717 Regeneron Pharmaceuticals, Inc.(c) . 2,501,467
166,761 Repligen Corp.(c) .............. 27,717,346
141,935 Roche Holding AG ............. 44,620,388
4,150 Roche Holding AG ............. 1,380,107
41,159 Sanofi SA .................... 4,473,243
169,200 Shionogi & Co. Ltd. ............ 2,487,935
9,362 Stryker Corp. ................. 3,663,257
133,300 Takeda Pharmaceutical Co. Ltd. .... 3,585,773
9,931 Teleflex, Inc. .................. 1,789,963
315,362 Terumo Corp. ................. 5,920,577
10,671 Thermo Fisher Scientific, Inc. ...... 6,378,590
516,858 UnitedHealth Group, Inc. ........ 280,390,296
7,190 Universal Health Services, Inc. - Class
B ....................... 1,355,746
8,624 Waters Corp.(c) ................ 3,583,100
15,931 Zoetis, Inc. ................... 2,722,608
2,442,148,392
Shares Value
Industrials — 10.1%
15,247 3M Co. ...................... $ 2,320,593
15,201 A.O. Smith Corp. .............. 1,023,027
73,500 ABB Ltd. .................... 4,002,250
8,000 Aena SME SA(a)(b) ............. 1,722,881
16,346 Allegion Plc ................... 2,169,605
2,483,900 Amada Co. Ltd. ................ 25,647,488
137,073 American Airlines Group, Inc.(c) ... 2,319,275
410,947 AMETEK, Inc. ................ 75,844,378
58,800 Assa Abloy AB - Class B .......... 1,801,416
111,459 Atlas Copco AB - Class A ......... 1,862,009
79,500 Atlas Copco AB - Class B ......... 1,181,895
155,389 Automatic Data Processing, Inc. .... 47,084,421
163,885 Axon Enterprise, Inc.(c) .......... 106,882,519
84,800 BAE Systems Plc ............... 1,281,857
8,794 Booz Allen Hamilton Holding Corp. 1,134,426
383,979 Bouygues SA .................. 12,205,308
4,045 Broadridge Financial Solutions, Inc. . 963,600
146,833 Builders FirstSource, Inc.(c) ....... 24,562,224
466,901 Bureau Veritas SA .............. 14,591,429
30,687 Canadian National Railway Co. .... 3,205,629
254,730 Caterpillar, Inc. ................ 94,616,911
157,900 Central Japan Railway Co. ........ 2,928,538
10,387,899 Centre Testing International Group
Co. Ltd. - A Shares ......... 17,608,525
15,208 CH Robinson Worldwide, Inc. ..... 1,513,044
14,000 Cie de Saint-Gobain SA .......... 1,312,828
7,656 Cintas Corp. .................. 1,535,564
88,621 CSX Corp. ................... 2,912,972
3,850 Daikin Industries Ltd. ........... 452,226
182,392 Deere & Co. .................. 86,920,731
79,639 Deutsche Post AG .............. 2,867,228
172,500 East Japan Railway Co. .......... 3,071,075
343,729 Eaton Corp. Plc ................ 112,206,895
347,373 Experian Plc .................. 17,111,483
215,500 FANUC Corp. ................ 6,420,139
19,232 Fastenal Co. .................. 1,408,552
10,345 FedEx Corp. .................. 2,740,080
7,400 Fuji Electric Co. Ltd. ............ 352,573
179,691 GE Vernova, Inc. ............... 67,003,180
9,359 General Dynamics Corp. ......... 2,405,076
4,401,436 Hitachi Ltd. .................. 110,654,040
434,071 Honeywell International, Inc. ...... 97,110,364
1,353,465 Howden Joinery Group Plc ....... 13,680,198
900,147 Howmet Aerospace, Inc. ......... 113,940,607
5,690 Huntington Ingalls Industries, Inc. .. 1,122,409
137,850 Illinois Tool Works, Inc. .......... 35,725,206
240,186 IMCD NV ................... 37,613,222
241,221 Intertek Group Plc ............. 15,213,475
840,292 ITOCHU Corp. ............... 38,690,467
186,900 Komatsu Ltd. ................. 5,637,516
10,497 Kone Oyj - Class B ............. 543,335
717,520 L3Harris Technologies, Inc. ....... 152,121,415
18,600 Legrand SA ................... 1,896,323

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
Industrials (continued)
10,232 Leidos Holdings, Inc. ............ $ 1,453,251
723,926 LG Corp.(c) .................. 37,111,420
7,665 Lockheed Martin Corp. .......... 3,548,512
17,900 Makita Corp. ................. 529,347
235,800 Mitsubishi Corp. ............... 3,760,828
435,925 Mitsubishi Electric Corp. ......... 7,145,232
460,300 Mitsubishi Heavy Industries Ltd. ... 6,736,604
462,182 Mitsui & Co. Ltd. .............. 9,147,501
4,448 Nordson Corp. ................ 979,539
99,292 Northrop Grumman Corp. ....... 48,382,013
15,208 Old Dominion Freight Line, Inc. ... 2,822,757
22,549 PACCAR, Inc. ................ 2,500,233
5,276 Parker-Hannifin Corp. ........... 3,730,396
10,100 Paychex, Inc. .................. 1,491,467
872,309 Pentair Plc .................... 90,440,997
356,731 Quanta Services, Inc. ............ 109,734,023
15,013 Rational AG .................. 13,340,960
538,383 Recruit Holdings Co. Ltd. ........ 37,574,932
366,190 RELX Plc .................... 18,183,708
16,242 Republic Services, Inc. ........... 3,522,403
25,018 Rollins, Inc. .................. 1,238,391
17,946,663 Rolls-Royce Holdings Plc(c) ....... 133,813,097
77,023 Sandvik AB ................... 1,589,217
705,200 Sanwa Holdings Corp. ........... 22,071,354
1,775 Schindler Holding AG ........... 499,197
2,600 Schindler Holding AG - Participation
Certificates ............... 751,291
16,712 Schneider Electric SE ............ 4,238,577
87,600 Secom Co. Ltd. ................ 2,947,841
1,865,535 SF Holding Co. Ltd. - A Shares .... 10,050,661
77,800 SG Holdings Co. Ltd. ........... 733,220
23,500 Siemens AG .................. 5,037,836
1,015,587 Siemens Energy AG(c) ........... 60,424,659
2,604,697 Singapore Airlines Ltd. .......... 12,150,645
10,664 SMC Corp. ................... 4,035,112
2,846,300 Sohgo Security Services Co. Ltd. ... 19,120,186
204,600 Sumitomo Corp. ............... 4,435,779
165,000 Techtronic Industries Co. Ltd. ..... 2,219,101
530,767 Tetra Tech, Inc. ................ 19,532,226
7,650 Thomson Reuters Corp. .......... 1,285,554
166,200 Toyota Tsusho Corp. ............ 2,807,059
12,208 Trane Technologies Plc ........... 4,428,452
367,958 Union Pacific Corp. ............. 91,176,313
25,035 United Parcel Service, Inc. - Class B . 2,859,748
146,153 United Rentals, Inc. ............. 110,792,743
9,878 Verisk Analytics, Inc. ............ 2,839,332
20,700 Vinci SA ..................... 2,240,006
54,500 Volvo AB - Class A ............. 1,503,411
84,800 Volvo AB - Class B ............. 2,336,529
410,895 Waste Management, Inc. ......... 90,503,733
1,253,679 WEG SA ..................... 11,886,680
519,053 Westinghouse Air Brake Technologies
Corp. ................... 107,921,500
Shares Value
Industrials (continued)
90,223 Wolters Kluwer NV ............. $ 16,390,092
1,961 WW Grainger, Inc. ............. 2,083,896
2,539,221,988
Information Technology — 25.7%
22,062 Accenture Plc - Class A .......... 8,492,767
16,047 Adobe, Inc.(c) ................. 7,019,760
3,079,070 Advantech Co. Ltd. ............. 35,250,902
106,900 Advantest Corp. ............... 5,910,200
58,347 Amphenol Corp. - Class A ........ 4,129,801
19,255 Analog Devices, Inc. ............ 4,079,942
4,656,662 Apple, Inc. ................... 1,098,972,232
27,963 Applied Materials, Inc. ........... 5,043,127
41,381 Arista Networks, Inc.(c) .......... 4,768,333
173,657 ASML Holding NV ............. 128,464,994
43,924 ASML Holding NV - New York .... 32,473,452
209,113 Atlassian Corp. - Class A(c) ....... 64,151,686
8,049 Autodesk, Inc.(c) ............... 2,505,976
2,985,861 Broadcom, Inc. ................ 660,681,463
383,159 Cadence Design Systems, Inc.(c) ... 114,035,782
663,900 Canon, Inc. ................... 21,396,794
8,401 Capgemini SE ................. 1,526,600
6,104 CDW Corp. .................. 1,215,551
125,037 CGI, Inc. .................... 14,740,145
10,823 Check Point Software Technologies
Ltd.(c) ................... 2,359,630
114,255 Cisco Systems, Inc. ............. 6,923,853
409,363 Cloudflare, Inc. - Class A(c) ....... 56,655,839
1,099 Constellation Software, Inc. ....... 3,594,158
13,759 Dell Technologies, Inc. - Class C ... 1,425,432
63,681 Entegris, Inc. .................. 6,466,169
6,259 F5, Inc.(c) .................... 1,860,550
1,492 Fair Isaac Corp.(c) .............. 2,795,352
1,259,852 Fortinet, Inc.(c) ................ 127,093,870
212,400 FUJIFILM Holdings Corp. ....... 4,679,405
454,730 Fujitsu Ltd. ................... 8,794,370
3,621 Gartner, Inc.(c) ................ 1,965,587
63,117 Hexagon AB - Class B ........... 730,752
31,951 International Business Machines Corp. 8,169,871
9,491 Intuit, Inc. ................... 5,708,931
17,793 Jabil, Inc. .................... 2,889,761
192,573 Keyence Corp. ................. 82,942,888
146,709 KLA Corp. ................... 108,306,452
142,100 Kyocera Corp. ................. 1,474,969
54,608 Lam Research Corp. ............ 4,425,978
20,600 Microchip Technology, Inc. ....... 1,118,580
2,928,402 Microsoft Corp. ............... 1,215,462,534
333,629 Motorola Solutions, Inc. ......... 156,555,408
229,508 Murata Manufacturing Co. Ltd. .... 3,605,755
214,100 NEC Corp. ................... 21,234,189
14,586 NetApp, Inc. .................. 1,780,951
108,109 Nomura Research Institute Ltd. .... 3,652,705
69,300 NTT Data Group Corp. ......... 1,344,878

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
Information Technology (continued)
9,938,529 NVIDIA Corp. ................ $ 1,193,319,177
8,118 NXP Semiconductors NV ........ 1,693,009
132,090 Obic Co. Ltd. ................. 3,944,905
1,585,035 Oracle Corp. .................. 269,551,052
12,828 Qorvo, Inc.(c) ................. 1,064,467
626,659 QUALCOMM, Inc. ............ 108,368,141
101,562 Reply SpA .................... 16,741,069
2,994 Roper Technologies, Inc. ......... 1,723,496
31,347 Salesforce, Inc. ................. 10,711,270
232,778 Samsara, Inc. - Class A(c) ......... 11,988,067
258,529 SAP SE ...................... 71,243,938
16,764 Seagate Technology Holdings Plc ... 1,615,379
60,874 ServiceNow, Inc.(c) ............. 61,992,864
21,600 Shimadzu Corp. ............... 626,594
699,843 Shopify, Inc. - Class A(c) ......... 81,741,662
14,598 Skyworks Solutions, Inc. ......... 1,295,719
224,506 Snowflake, Inc. - Class A(c) ....... 40,750,084
254,403 Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR ............ 53,251,636
4,530,851 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 151,208,555
716,859 Tata Consultancy Services Ltd. ..... 33,920,714
333,422 TE Connectivity Plc ............ 49,336,453
90,700 Telefonaktiebolaget LM Ericsson -
Class B .................. 682,960
388,826 Texas Instruments, Inc. .......... 71,781,168
777,159 Tokyo Electron Ltd. ............. 131,094,288
3,520 Tyler Technologies, Inc.(c) ........ 2,117,773
9,778 Zebra Technologies Corp. - Class A(c) 3,832,389
6,434,475,153
Insurance — 2.6%
25,656 Aflac, Inc. .................... 2,754,941
6,640,566 AIA Group Ltd. ................ 46,684,153
150,364 Allianz SE .................... 49,028,627
21,225 American International Group, Inc. . 1,563,433
9,407 Aon Plc - Class A ............... 3,488,304
381,899 Arthur J Gallagher & Co. ........ 115,264,756
14,483 Assurant, Inc. ................. 3,116,597
55,600 AXA SA ..................... 2,109,306
12,828 Chubb Ltd. ................... 3,487,677
171,900 Dai-ichi Life Holdings, Inc. ....... 4,693,762
13,195 Fairfax Financial Holdings Ltd. .... 17,760,932
30,500 Generali ..................... 965,737
9,259 Globe Life, Inc. ................ 1,130,431
18,200 Great-West Lifeco, Inc. .......... 588,446
1,775 Hannover Rueck SE ............ 467,693
13,138 Hartford Financial Services Group,
Inc. (The) ................ 1,465,544
84,442 Intact Financial Corp. ........... 14,998,935
288,100 Japan Post Holdings Co. Ltd. ...... 3,008,919
15,621 Loews Corp. .................. 1,334,814
82,500 Manulife Financial Corp. ......... 2,467,024
Shares Value
Insurance (continued)
5,574,699 Mapfre SA .................... $ 15,488,402
13,656 Marsh & McLennan Cos, Inc. ..... 2,961,713
1,513,904 MetLife, Inc. .................. 130,967,835
192,000 MS&AD Insurance Group Holdings,
Inc. ..................... 3,980,911
36,940 Muenchener Rueckversicherungs-
Gesellschaft AG ............ 20,022,676
1,785,400 Poste Italiane SpA(a)(b) .......... 27,094,527
509,294 Power Corp. of Canada .......... 15,436,337
16,139 Principal Financial Group, Inc. ..... 1,330,661
618,654 Prudential Financial, Inc. ......... 74,708,657
14,100 Sampo Oyj - Class A ............ 582,052
173,700 Sompo Holdings, Inc. ........... 4,843,810
18,100 Sun Life Financial, Inc. .......... 1,043,769
1,219,947 Suncorp Group Ltd. ............ 15,640,984
9,000 Swiss Re AG .................. 1,374,006
336,451 Tokio Marine Holdings, Inc. ...... 11,097,288
6,414 Travelers Cos, Inc. (The) ......... 1,572,584
1,187,101 Unipol Assicurazioni SpA ......... 16,086,070
22,656 W R Berkley Corp. ............. 1,332,852
32,786 Zurich Insurance Group AG ...... 19,867,159
641,812,324
Materials — 2.2%
21,567 Air Liquide SA ................ 3,767,362
293,333 Asian Paints Ltd. ............... 7,771,489
231,214 BHP Group Ltd. ............... 5,678,544
391,871 Buzzi SpA .................... 16,052,758
504,079 CCL Industries, Inc. - Class B ..... 25,038,334
14,587 Celanese Corp. ................ 1,036,260
2,283,249 Corteva, Inc. .................. 149,027,662
1,027,138 CRH Plc ..................... 101,717,476
206,117 CRH Plc ..................... 20,393,748
13,035 Eastman Chemical Co. .......... 1,298,938
15,311 Ecolab, Inc. ................... 3,830,659
961,000 Fortescue Ltd. ................. 11,254,630
447 Givaudan SA .................. 1,952,392
162,425 Heidelberg Materials AG ......... 22,855,808
25,500 Holcim AG ................... 2,555,712
1,477,209 International Paper Co. .......... 82,177,137
64,300 JFE Holdings, Inc. .............. 743,594
17,897 Linde Plc .................... 7,984,210
12,828 LyondellBasell Industries NV - Class A 971,080
1,002,000 Nitto Denko Corp. ............. 17,774,672
8,276 Nucor Corp. .................. 1,062,887
3,983 Reliance, Inc. ................. 1,153,078
36,500 Rio Tinto Ltd. ................. 2,628,765
52,840 Rio Tinto Plc .................. 3,182,126
14,793 Sherwin-Williams Co. (The) ....... 5,298,261
370,450 Shin-Etsu Chemical Co. Ltd. ...... 11,484,777
195,254 Sika AG ..................... 49,587,480
9,879 Steel Dynamics, Inc. ............ 1,266,488
559,546,327

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Shares Value
Real Estate — 1.1%
319,101 Alexandria Real Estate Equities, Inc.
REIT ................... $ 31,064,482
218,099 American Tower Corp. REIT ...... 40,337,410
19,242 BXP, Inc. REIT ................ 1,407,360
36,828 Camden Property Trust REIT ..... 4,187,712
9,544,800 CapitaLand Integrated Commercial
Trust REIT ............... 13,624,918
14,069 CoStar Group, Inc.(c) ........... 1,077,685
35,092 Crown Castle, Inc. REIT ......... 3,133,014
80,479 Daiwa House Industry Co. Ltd. .... 2,535,392
15,338 Digital Realty Trust, Inc. REIT .... 2,513,285
1,396 Equinix, Inc. REIT ............. 1,275,469
70,800 Goodman Group REIT .......... 1,578,851
58,036 Host Hotels & Resorts, Inc. REIT .. 969,782
23,794 Mid-America Apartment
Communities, Inc. REIT ..... 3,630,488
4,083 Millrose Properties, Inc. - Class A
REIT(c)(d) ............... 45,152
188,623 Mitsubishi Estate Co. Ltd. ........ 2,740,881
414,984 Mitsui Fudosan Co. Ltd. ......... 3,745,559
800 Nippon Building Fund, Inc. REIT .. 636,683
8,225 SBA Communications Corp. REIT . 1,624,931
746,012 Simon Property Group, Inc. REIT .. 129,701,646
2,195,136 Sun Hung Kai Properties Ltd. ..... 19,623,080
36,415 UDR, Inc. REIT ............... 1,519,962
3,995,600 UOL Group Ltd. ............... 14,901,395
38,322 Weyerhaeuser Co. REIT ......... 1,173,420
283,048,557
Utilities — 1.8%
58,036 Alliant Energy Corp. ............ 3,417,160
282,000 CLP Holdings Ltd. ............. 2,344,713
930,887 Duke Energy Corp. ............. 104,250,035
47,600 Endesa SA .................... 1,053,784
2,330,571 Enel SpA ..................... 16,564,972
263,092 Iberdrola SA .................. 3,717,902
113,700 National Grid Plc .............. 1,379,323
23,100 Naturgy Energy Group SA ........ 567,216
3,185,731 NextEra Energy, Inc. ............ 227,970,910
512,059 PG&E Corp. .................. 8,013,723
36,725 Pinnacle West Capital Corp. ...... 3,193,606
50,588 Public Service Enterprise Group, Inc. 4,226,121
30,207 Southern Co. (The) ............. 2,535,878
55,800 SSE Plc ...................... 1,124,121
7,600 Verbund AG .................. 583,454
665,099 WEC Energy Group, Inc. ........ 66,017,727
446,960,645
Total Common Stocks
(Cost $14,867,443,917)
24,635,982,855
Shares Value
RIGHTS/WARRANTS — 0.0%
Information Technology — 0.0%
489 Constellation Software, Inc. Warrants,
Expire 03/31/40(c)(e) ....... $ 0
Total Rights/Warrants
(Cost $0)
0
Principal
Amount
U.S. GOVERNMENT SECURITIES — 0.5%
U.S. Treasury Bills — 0.5%
$ 80,000,000 4.24%, 02/04/25(f) ............. 79,990,645
45,000,000 4.25%, 02/11/25(f) ............. 44,957,550
Total U.S. Government Securities
(Cost $124,948,281)
124,948,195
Shares
INVESTMENT COMPANY — 1.4%
342,682,368 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 4.25%(g) 342,682,368
Total Investment Company
(Cost $342,682,368)
342,682,368
TOTAL INVESTMENTS — 100.2%
(Cost $15,335,074,566)
$ 25,103,613,418
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.2)%
(56,665,815)
NET ASSETS — 100.0%
$ 25,046,947,603
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (d).
(b) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(c) Non-income producing security.
(d) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(e) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $0 which is 0.00% of net assets and the cost is $0.
(f) Zero coupon security. The rate represents the yield at time of purchase.
(g) The rate shown represents the current yield as of January 31, 2025.

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
The following abbreviations are used in the report:
h
Forward Foreign Currency Exchange Contracts Outstanding at January 31, 2025 :
Currency Purchased Currency  Sold Counterparty
Settlement
Date
Unrealized
Depreciation
JPY 7,749,300,000 USD 52,296,672 Barclays Bank Plc 03/10/25 $ (2,113,902)
GBP 12,448,133 USD 15,854,813 Barclays Bank Plc 03/10/25 (422,263)
EUR 13,987,970 USD 14,824,153 Barclays Bank Plc 03/10/25 (287,276)
CAD 13,625,000 USD 9,666,206 Barclays Bank Plc 03/10/25 (276,325)
Total Forward Foreign Currency Exchange Contracts $ (3,099,766)
ADR — American Depositary Receipt
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
REIT — Real Estate Investment Trust
USD — U.S. Dollar
Portfolio Diversification by Country (Unaudited)
Country: Market Value
Market Value as
a percentage of
Net Assets
United States ................. $ 18,373,210,399 73.4%
Japan ...................... 1,212,488,338 4.8
United Kingdom .............. 906,137,093 3.6
Netherlands .................. 476,350,606 1.9
Germany .................... 445,413,892 1.8
India ....................... 359,769,576 1.4
Canada ..................... 340,463,809 1.4
Australia .................... 310,378,957 1.2
Taiwan ..................... 306,520,834 1.2
Switzerland .................. 231,437,881 0.9
Ireland ..................... 225,821,959 0.9
China ...................... 223,639,424 0.9
France ...................... 211,431,780 0.8
Sweden ..................... 138,316,505 0.6
Italy ....................... 117,869,262 0.5
Brazil ...................... 93,655,658 0.4
Uruguay .................... 92,507,316 0.4
Hong Kong .................. 70,871,047 0.3
South Africa ................. 61,938,223 0.2
Denmark ................... 55,393,430 0.2
Mexico ..................... 49,497,156 0.2
Spain ...................... 47,906,153 0.2
Singapore ................... 47,216,387 0.2
Indonesia ................... 43,883,192 0.2
Norway ..................... 37,666,894 0.2
South Korea ................. 37,111,420 0.1
Chile ...................... 36,623,854 0.1
Malaysia .................... 28,742,976 0.1
Finland ..................... 19,700,934 0.1
Belgium .................... 19,053,661 0.1
Portugal .................... 12,021,155 0.0 *
Country: Market Value
Market Value as
a percentage of
Net Assets
Israel ....................... $ 2,359,630 0.0% *
Austria ..................... 583,454 0.0 *
Other
**
..................... 410,964,748 1.7
$ 25,046,947,603 100.0%
* Represents less than 0.05% of net assets.
** Includes cash and equivalents, rights/warrants, U.S. Government
Securities, investment company, forward foreign currency exchange contracts, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.